Cash and cash equivalents - Additional Information (Detail) - CAD ($) $ in Thousands	Apr. 30, 2020	Apr. 30, 2019
Guaranteed Investment Certificate [member]
Cash And Cash Equivalent [Line Items]
Market value	$ 0	$ 1,011